CASH FLOW STATEMENTS (Details) - Schedule of Change in Operating Assets - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
The Group [member]
CASH FLOW STATEMENTS (Details) - Schedule of Change in Operating Assets [Line Items]
Change in financial assets held at amortised cost	£ (11,832)	£ (10,338)	£ (25,178)
Changes in amounts due from fellow Lloyds Banking Group undertakings	24	4,827	810
Change in derivative financial instruments and financial assets at fair value through profit or loss	24,649	40,137	9,285
Change in other operating assets	63	(442)	(650)
Change in operating assets	12,904	34,184	(15,733)
The Bank [member]
CASH FLOW STATEMENTS (Details) - Schedule of Change in Operating Assets [Line Items]
Change in financial assets held at amortised cost	(5,482)	(992)	(2,832)
Changes in amounts due from fellow Lloyds Banking Group undertakings	(48,692)	9,875	(23,861)
Change in derivative financial instruments and financial assets at fair value through profit or loss	22,568	37,356	15,459
Change in other operating assets	63	295	69
Change in operating assets	£ (31,543)	£ 46,534	£ (11,165)